Net Income Per Share - Additional Information (Detail) - shares	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Earnings Per Share [Abstract]
Treasury shares remain for future issuance	1,892,624	620,721	1,683,400
Treasury shares excluded in computing basic and diluted net income per share	1,892,624	620,721	1,683,400
Employee stock options excluded from the dilutive share calculation	0	0	2,169,000